SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,619	$ 3,079
Less: accumulated depreciation	(1,295)	(963)
Property and equipment, net	2,324	2,116
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,610	3,070
Furniture Fixture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9	$ 9